CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net loss	$ (104,287)	$ (60,479)	$ (142,978)	$ (85,178)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	2,059	3,146	6,157	6,932
Amortization of debt issuance costs	375	179	357	279
Loss on extinguishment of debt			1,031
Stock-based compensation expense	4,700	1,536	2,756	1,158
Loss on disposal of property and equipment		764	789	3,198
Provision for doubtful accounts			789
Provision for inventory obsolescence	(1,564)	1,889	2,682	(1,069)
Revaluation of preferred stock warrant	20,470	142	769	174
Other	632
Changes in operating assets and liabilities:
Accounts receivable	14,863	(14,544)	(18,430)	9,049
Inventory	66,247	(76,209)	(92,877)	11,902
Prepaid expenses and other current assets	(7,909)	(1,814)	(3,935)	(2,916)
Other assets	(1,285)	(1,488)	(3,487)	(3,105)
Accounts payable	919	6,501	4,035	(6,527)
Accrued expenses	4,714	7,224	10,131	6,291
Deferred revenue	(1,835)	2,664	10,902	860
Other liabilities	1,905	2,592	5,673	(5,959)
Net cash (used in) provided by operating activities	4	(127,897)	(215,636)	(64,911)
Investing activities
Purchase of property and equipment	(3,128)	(794)	(3,528)	(2,062)
Proceeds from the sale of property and equipment				14,850
Net cash provided by (used in) investing activities	(3,128)	(794)	(3,528)	12,788
Financing activities
Repayments of long-term debt		(3,340)	(25,229)	(5,670)
Proceeds from long-term debt			412
Payments of debt extinguishment costs			(685)
Proceeds from vehicle floorplan	465,663	420,518	992,179	648,309
Repayments of vehicle floorplan	(529,341)	(349,545)	(914,200)	(656,194)
Payment of vehicle floorplan upfront commitment fees	(1,125)
Proceeds from the issuance of redeemable convertible preferred stock, net	21,694		227,502	145,899
Repurchase of common stock	(1,818)	(542)	(5,824)
Proceeds from exercise of stock options	13	347	1,810	31
Common stock shares withheld to satisfy employee tax withholding obligations	(878)
Proceeds from the issuance of common stock in connection with IPO, net of underwriting discount	504,023
Payments of costs related to initial public offering	(1,740)		(723)
Other financing activities	(66)	268
Net cash provided by financing activities	456,425	67,706	275,242	132,375
Net (decrease) increase in cash, cash equivalents and restricted cash	453,301	(60,985)	56,078	80,252
Cash, cash equivalents and restricted cash at the beginning of period	219,587	163,509	163,509	83,257
Cash, cash equivalents and restricted cash at the end of period	672,888	102,524	219,587	163,509
Supplemental disclosure of cash flow information:
Cash paid for interest	2,743	5,176	12,607	7,743
Cash paid for income taxes		209	157	212
Supplemental disclosure of non-cash investing and financing activities:
Accretion of redeemable convertible preferred stock		43,843	132,750	$ 13,036
Series H preferred stock issuance costs included in accrued expenses			5,020
Conversion of redeemable convertible preferred stock warrant to common stock warrant	21,873
Issuance of common stock as upfront payment to nonemployee	2,127
Accrued property and equipment expenditures	611	$ 101	200
IPO
Supplemental disclosure of non-cash investing and financing activities:
Costs related to IPO included in accrued expenses and accounts payable	$ 5,051		$ 1,703